Debt, Net - Components of debt (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt, net, current:
Less, debt issuance costs, current	$ (411)	$ (154)	$ (949)
Total	7,441	5,120	553,965
Debt, net, non-current:
Less, debt issuance costs, noncurrent	(3,281)	(4,026)	0
Total	145,844	142,665	0
Unamortized discount	13,586	14,674
Debt, amount due in next 12 months	9,100	9,100
Subordinated Notes
Debt, net, non-current:
Debt, gross, noncurrent	86,917	84,797	$ 0
Sprott Credit Agreement
Debt, net, current:
Debt, gross, current	7,753	5,274
Debt, net, non-current:
Debt, gross, noncurrent	61,901	61,894
Unamortized discount	13,600
Quarterly interest payable	2,200
Debt, amount due in next 12 months	5,600
Note payable
Debt, net, current:
Debt, gross, current	99	0
Debt, net, non-current:
Debt, gross, noncurrent	$ 307	$ 0